Long-term debt (Details) € in Thousands, $ in Thousands	12 Months Ended
	May 31, 2019 EUR (€)	May 31, 2019 CAD ($)	May 31, 2018 CAD ($)
Long-term debt
Balance of obligation		$ 67,343	$ 30,548
Unamortized financing fees		(116)	(71)
Principal portion included in current liabilities		(6,332)	(2,140)
Long-term debt		$ 60,895	28,337
Adjustment to interest rate basis (as a percent)	0.75%	0.75%
Canadian five year bond interest rate plus 2.73% with a minimum 4.50%
Long-term debt
Balance of obligation		$ 24,022
Notional Amount		$ 25,000
Adjustment to interest rate basis (as a percent)	2.73%	2.73%
Maturity term	5 years
Amortization period	15 years
Canadian five year bond interest rate plus 2.73% with a minimum 4.50% | Minimum
Long-term debt
Bearing interest rate	4.50%	4.50%
Term loan with interest rate 3.95% compounded monthly
Long-term debt
Balance of obligation		$ 23,352	24,107
Notional Amount		$ 25,000
Bearing interest rate	3.95%	3.95%
Maturity term	5 years
Amortization period	15 years
Debt amount repayable in instalment		$ 188
Term loan with interest rate 3.99%
Long-term debt
Balance of obligation		946	1,057
Notional Amount		$ 1,250
Bearing interest rate	3.99%	3.99%
Maturity term	5 years
Amortization period	10 years
Debt amount repayable in instalment		$ 13
Mortgage payable with interest rate 3.95%
Long-term debt
Balance of obligation		3,380	3,515
Notional Amount		$ 3,750
Bearing interest rate	3.95%	3.95%
Maturity term	5 years
Amortization period	20 years
Debt amount repayable in instalment		$ 23
Vendor take-back mortgage owed to a related party with interest rate 6.75%
Long-term debt
Balance of obligation		1,305	$ 1,869
Notional Amount		$ 2,850
Bearing interest rate	6.75%	6.75%
Maturity term	5 years
Debt amount repayable in instalment		$ 56
Euro interbank offered rate pus 1.79%
Long-term debt
Balance of obligation		$ 7,169
Notional Amount | €	€ 5,000
Adjustment to interest rate basis (as a percent)	1.79%	1.79%
Maturity term	5 years
Debt amount repayable in instalment | €	€ 250
Euro interbank offered rate pus 2.68%
Long-term debt
Balance of obligation		$ 7,169
Notional Amount | €	€ 5,000
Adjustment to interest rate basis (as a percent)	2.68%	2.68%
Maturity term	5 years
Debt amount repayable in instalment | €	€ 250